JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 5, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 333-103022
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 630 (Amendment No. 631 under the Investment Company Act of 1940, as amended) filed electronically on October 23, 2020.
Please contact Keri E. Riemer at (212) 623-4557 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch
Assistant Secretary

Appendix A
JPMorgan U.S. Equity Funds
JPMorgan Diversified Fund
JPMorgan Equity Focus Fund
JPMorgan Hedged Equity Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Core Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Small Company Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund (formerly, JPMorgan Growth and Income Fund)
JPMorgan Value Advantage Fund